Small-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
Showing percentage of net assets as of September 30, 2019

Industry Company	Shares	Value

COMMON STOCKS - 104.84%
Communication Services - 3.40%
Anterix, Inc.*	13,600	$492,320
Liberty Media Corp.-Liberty Braves, Class C*	5,300	147,075
TechTarget, Inc.*	23,200	522,580
		1,161,975

Consumer Discretionary - 16.40%
America’s Car-Mart, Inc.*	6,200	568,540
Asbury Automotive Group, Inc.*	5,500	562,815
Bloomin’ Brands, Inc.	27,200	514,896
Boot Barn Holdings, Inc.*	8,500	296,650
Cheesecake Factory, Inc. (The)	7,400	308,432
Crocs, Inc.*	16,300	452,488
Dave & Buster’s Entertainment, Inc.+	11,900	463,505
Hibbett Sports, Inc.*	10,600	242,740
LCI Industries	2,900	266,365
LGI Homes, Inc.*	6,200	516,584
Rent-A-Center, Inc.	4,600	118,634
RH*	3,800	649,154
Sonos, Inc.*	8,100	108,621
Standard Motor Products, Inc.	9,218	447,534
Tailored Brands, Inc.+	18,900	83,160
		5,600,118

Consumer Staples - 2.85%
Coca-Cola Consolidated,
Inc.	1,600	486,192
Medifast, Inc.+	3,500	362,705
Performance Food Group Co.*	2,700	124,227
		973,124

Energy - 1.30%
DMC Global, Inc.	6,600	290,268
Rosehill Resources, Inc.*	79,600	155,220
		445,488

Financials - 9.03%
Curo Group Holdings Corp.*+	39,400	523,232
Enova International, Inc.*	21,800	452,350
Enstar Group, Ltd.*	1,400	265,888
FedNat Holding Co.	9,900	138,501
FirstCash, Inc.	3,700	339,179
Green Dot Corp., Class A*	2,600	65,650
Moelis & Co., Class A	7,100	233,235
Seacoast Banking Corp of Florida*	21,300	539,103

Industry Company	Shares	Value

Financials (continued)
Walker & Dunlop, Inc.	9,400	$525,742
		3,082,880

Health Care - 26.44%
AMN Healthcare Services, Inc.*	9,000	518,040
AtriCure, Inc.*	11,400	284,316
BioSpecifics Technologies Corp.*	9,500	508,440
BioTelemetry, Inc.*	9,900	403,227
Castlight Health, Inc.,
Class B*	142,100	200,361
Cutera, Inc.*	6,600	192,918
Emergent BioSolutions, Inc.*	6,700	350,276
Ensign Group, Inc. (The)	10,200	483,786
Genesis Healthcare, Inc.*	482,900	536,019
GlycoMimetics, Inc.*	165,400	712,874
Haemonetics Corp.*	3,800	479,332
Innoviva, Inc.*	45,500	479,570
IntriCon Corp.*	4,800	93,312
Lantheus Holdings, Inc.*	4,700	117,806
National Research Corp.	8,200	473,550
Omnicell, Inc.*	7,200	520,344
Providence Service Corp. (The)*	9,000	535,140
R1 RCM, Inc.*	46,800	417,924
Sientra, Inc.*	29,500	191,160
Simulations Plus, Inc.	4,800	166,560
Tactile Systems Technology, Inc.*	8,100	342,792
Vericel Corp.*	30,000	454,200
Vocera Communications,
Inc.*	23,000	566,950
		9,028,897

Industrials - 20.83%
Allegiant Travel Co.	3,000	448,980
Atkore International Group, Inc.*	17,500	531,125
Avis Budget Group, Inc.*	16,400	463,464
Brink’s Co. (The)	3,200	265,440
Comfort Systems USA, Inc.	11,500	508,645
Harsco Corp.*	23,500	445,560
Insperity, Inc.	4,700	463,514
Kadant, Inc.	6,600	579,414
MasTec, Inc.*	8,300	538,919
Meritor, Inc.*	18,600	344,100
Miller Industries, Inc.	9,600	319,680
PAM Transportation
Services, Inc.*	6,800	401,948
Patrick Industries, Inc.*	5,000	214,400
Radiant Logistics, Inc.*	122,500	633,325

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Small-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Showing percentage of net assets as of September 30, 2019

Industry Company	Shares	Value

Common Stocks (continued)
Industrials (continued)
Tennant Co.	7,400	$523,180
Tetra Tech, Inc.	2,200	190,872
Willis Lease Finance Corp.*	4,400	243,672
		7,116,238

Information Technology - 15.67%
ACI Worldwide, Inc.*	18,100	566,982
Alarm.com Holdings, Inc.*	8,200	382,448
Avid Technology, Inc.*	60,800	376,352
Bottomline Technologies, Inc.*	12,100	476,135
Calix, Inc.*	17,100	109,269
InterDigital, Inc.	8,800	461,736
Itron, Inc.*	3,300	244,068
MicroStrategy, Inc., Class A*	3,700	548,969
OSI Systems, Inc.*	4,900	497,644
Plantronics, Inc.	15,000	559,800
TTEC Holdings, Inc.	11,500	550,620
Unisys Corp.*	77,800	578,054
		5,352,077

Materials - 2.70%
Forterra, Inc.*+	80,000	578,400
Verso Corp., Class A*	27,700	342,926
		921,326

Real Estate - 6.22%
American Assets Trust, Inc.	5,700	266,418
EastGroup Properties, Inc.	1,300	162,526
Innovative Industrial Properties, Inc.+	5,900	544,983
NexPoint Residential Trust, Inc.	10,900	509,684
PS Business Parks, Inc.	600	109,170
Terreno Realty Corp.	10,400	531,336
		2,124,117
TOTAL COMMON STOCKS - 104.84%		35,806,240
(Cost $35,102,588)

	Rate^	Shares	Value

MONEY MARKET FUND - 1.43%
Fidelity Investments Money Market Government Portfolio Class I	1.86%	486,884	$486,884
TOTAL MONEY MARKET FUND - 1.43%			486,884
(Cost $486,884)

	Rate^	Shares	Value

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 5.31%
Fidelity Investments Money Market Government Portfolio Class I**	1.86%	1,814,873	1,814,873
TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 5.31%
			1,814,873
(Cost $1,814,873)
TOTAL INVESTMENTS - 111.58%			$38,107,997
(Cost $37,404,345)
Liabilities in Excess of Other Assets - (11.58%)			(3,953,784)

NET ASSETS - 100.00%			$34,154,213

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of September 30, 2019.
^	Rate disclosed as of September 30, 2019.
+	This security or a portion of the security is out on loan as of September 30, 2019. Total loaned securities had a value of $1,755,990 as of September 30, 2019.

2	Quarterly Report | September 30, 2019 (Unaudited)

Small-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Showing percentage of net assets as of September 30, 2019

Summary of inputs used to value the Fund’s investments as of 09/30/2019:

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks (a)	$35,806,240	$—	$—	$35,806,240
Money Market Fund	—	486,884	—	486,884
Investments Purchased with Cash Proceeds from Securities Lending	—	1,814,873	—	1,814,873

TOTAL	$35,806,240	$2,301,757	$—	$38,107,997

(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

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